Form N-1A Cover	Sep. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 11, 2025
Prospectus Date	Mar. 31, 2025